Related Party Transactions and Direction and Coordination Activity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Party Transactions and Direction and Coordination Activity

NOTE 39—RELATED PARTY TRANSACTIONS AND DIRECTION AND COORDINATION ACTIVITY

The following tables show figures relating to related party transactions and the impact of these transactions on the separate consolidated income statements, consolidated statements of financial position and consolidated statements of cash flows.

Related party transactions, when not dictated by specific laws, were conducted at arm’s length. The transactions were carried out in accordance with the internal procedure that contains the rules aimed at ensuring the transparency and fairness of related party transactions, in accordance with Consob Regulation 17221/2010.

Starting on May 3, 2017, the Board of Directors of TIM amended the Procedure for the management of transactions with related parties, initially extending its scope on a voluntary basis and then adding the treatment of Vivendi as its Controlling Entity, from June 1, 2017. In addition, on September 13, 2017, Consob communicated that “it considered that Vivendi exercises de facto control over TIM pursuant to Article 2359 of the Italian Civil Code and Article 93 of the Consolidated Law on Finance, and pursuant to the related party regulations”. Although it intended to challenge the decision, the Board of Directors ensured full compliance with the rules resulting from this classification, also amending the aforementioned Procedure as a consequence (on September 28, 2017).

In the meantime, on July 27, 2017, the Board of Directors also acknowledged the start of direction and coordination by Vivendi. On August 4, 2017, in response to a request from Consob, the Company specified that this acknowledgment had taken place, following the statements made to the Board of Directors by the Executive Chairman, also in his capacity as Chief Executive Officer of the Vivendi Group, in the light of two specific circumstances:

•	on the one hand, the strengthening of the Company’s management team with the arrival in TIM of a senior executive from the Vivendi group, aimed, among other things, at achieving greater coordination between the industrial and commercial activities of the various companies, as part of the strategic plan; and

•	on the other hand, the JV between TIM and Canal+, as another equally indicative sign of the desire to establish a form of coordination between the two groups in the multimedia sector, as part of the strategic plan.

In October 20, 2017, the Board of Directors of TIM examined and approved the binding term sheet by majority vote for the creation of a joint venture with Canal+. The term sheet expired, however, on January 18, 2018.

Lastly:

•	up to May 4, 2017, the shareholders of the company Telco (the Generali, Intesa Sanpaolo, Mediobanca, and Telefonica groups), were also considered related parties of TIM, based on the provision of TIM’s procedure for the management of transactions with related parties according to which it applies “also to the participants in significant shareholder agreements according to Article 122 of the Consolidated Law on Finance, which govern the candidacy to the position of Director of the Company, where the majority of the Directors nominated have been drawn from the list submitted”. The members of the Board of Directors of TIM in office up to May 4, 2017 had in fact been drawn from the list originally submitted by the shareholder Telco. With the reappointment of the Board of Directors, this circumstance no longer applied and the scope of related parties through Directors was therefore amended;

•	the investment held in the Sofora—Telecom Argentina group, classified under Discontinued operations/Non-current assets held for sale starting from the consolidated financial statements at December 31, 2013, was sold on March 8, 2016.

The effects on the individual line items of the Group’s separate consolidated income statements for the years 2017, 2016 and 2015 are as follows:

Separate consolidated income statement line items 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,828	—	3	115			118	0.6
Other income	523	—	4	4			8	1.5
Acquisition of goods and services	8,388	—	22	170			192	2.3
Employee benefits expenses	3,626	—	—	1	74	37	112	3.1
Finance income	1,808	—	—	45			45	2.5
Finance expenses	3,303	—	11	38			49	1.5

(*)	Vivendi group (excluding Vivendi) and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Separated consolidated income statement line items 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,025	10	355			365	(23)	342	1.8
Other income	311		1			1		1	0.3
Acquisition of goods and services	7,793	21	231			252	(14)	238	3.1
Employee benefits expenses	3,106		2	83	36	121		121	3.9
Other operating expenses	1,083		1			1		1	0.1
Finance income	2,543		108			108		108	4.2
Finance expenses	3,450		114			114		114	3.3
Profit (loss) from Discontinued operations/Non-current assets held for sale	47	(1)	10			9

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Separate consolidated income statement line items 2015

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Key managers	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Revenues	19,719	6	605			611	(187)	424	2.2
Other income	287		1			1		1	0.3
Acquisition of goods and services	8,532	39	323			362	(111)	251	2.9
Employee benefits expenses	3,589		15	86	14	115	(12)	103	2.9
Other operating expenses	1,491		1			1		1	0.1
Finance income	2,760		123			123		123	4.5
Finance expenses	5,281	5	92			97		97	1.8
Profit (loss) from Discontinued operations/Non-current assets held for sale	611	(13)	77			64

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

The effects on the individual line items of the consolidated statements of financial position at December 31, 2017 and at December 31, 2016 are as follows:

Consolidated statement of financial position line items at December 31, 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(1,768)					—
Securities other than investments (current assets)	(993)			(15)		(15)	1.5
Financial receivables and other current financial assets	(437)			(38)		(38)	8.7
Cash and cash equivalents	(3,575)					—
Current financial assets	(5,005)			(53)		(53)	1.1
Non-current financial liabilities	28,108			100		100	0.4
Current financial liabilities	4,756			163		163	3.4
Trade and miscellaneous receivables and other current assets	4,959		3	33		36	0.7
Trade and miscellaneous payables and other current liabilities	7,520		3	33	24	60	0.8

(*)	Vivendi group and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of financial position line items at December 31, 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Non-current financial assets	(2,698)	(12)	(520)		(532)		(532)	19.7
Securities other than investments (current assets)	(1,519)		(110)		(110)		(110)	7.2
Financial receivables and other current financial assets	(389)		(22)		(22)		(22)	5.7
Cash and cash equivalents	(3,964)		(621)		(621)		(621)	15.7
Current financial assets	(5,872)		(753)		(753)		(753)	12.8
Non-current financial liabilities	30,469		912		912		912	3.0
Current financial liabilities	4,056		133		133		133	3.3
Trade and miscellaneous receivables and other current assets	5,426	9	127		136		136	2.5
Miscellaneous payables and other non-current liabilities	1,607		2		2		2	0.1
Trade and miscellaneous payables and other current liabilities	7,646	37	200	26	263		263	3.4

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

The effects on the relevant line items of the consolidated statements of cash flows for the years 2017, 2016 and 2015 are as follows:

Consolidated statement of cash flows line items 2017

		Related parties
	Total (a)	Controlling Entity	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,769		135			135	2.3

(*)	Vivendi group and Companies belonging to the group that it belongs to; other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of cash flows line items 2016

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	5,108	159			159		159	3.1

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

Consolidated statement of cash flows line items 2015

		Related parties
	Total (a)	Associates, subsidiaries of associates and joint ventures	Other related parties (*)	Pension funds	Total related parties	Transactions of Discontinued Operations	Total related parties net of Discontinued Operations (b)	% on line item (b/a)
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	6,720	160	22		182	(2)	180	2.7
Cash flows from (used in) Discontinued operations/Non-current assets held for sale	(19)		(2)		(2)

(*)	Other related parties both through directors, statutory auditors and key managers (or executive officers under US rules) and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties.

TRANSACTIONS WITH ASSOCIATES, SUBSIDIARIES OF ASSOCIATES AND JOINT VENTURES

During 2017, Italtel S.p.A. was the subject of a recapitalization operation in which the TIM Group did not participate and which involved the simultaneous sale of the financial instruments held. The transaction was completed on December 14, 2017, therefore, starting from that date, the Italtel Group is no longer a related party of the TIM Group.

Separate consolidated income statement line items

	2017	2016	2015	Type of contract
	(millions of euros)
Revenues
Asscom S.r.l.	1	1	—	Insurance brokerage
Italtel group	1	7	1	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
NordCom S.p.A.	1	1	1	Fixed and mobile voice services, data network connections and outsourced, I.C.T. products and services
Teleleasing S.p.A. (in liquidation)	—	—	3	Sale of equipment and maintenance services
Other minor companies	—	1	1

Total revenues	3	10	6

Other income	4	—	—	Contributionsgoverned by partnership agreements and penalties with respect to the Italtel group.
Acquisition of goods and services
Italtel group	17	16	37	Supply and maintenance of switching equipment, software development and platforms upgrading, and customized products and services, as part of TIM offerings to the Italtel group customers, and extension of professional services for the new Multimedia Video Data Center for the provision of the TIM Vision service
NordCom S.p.A.	—	1	1	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
Teleleasing S.p.A. (in liquidation)	—	—	1	Purchase of goods assigned under leasing arrangements with TIM customers
W.A.Y. S.r.l.	4	4	—	Supply and installation of geolocation equipment and provision of related technical support services within the TIM customer offering
Other minor companies	1	—	—

Totalacquisition of goods and services	22	21	39

Financeexpenses	11	—	5	Write-downof the financial receivable due from Alfiere. Interest expenses for equipment lease and finance leases with Teleleasing S.p.A.

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Non-current financial assets	—	12	Shareholder loans to Alfiere S.p.A

Trade and miscellaneous receivables and other current assets
Alfiere S.p.A.	1	—	Contracts for project management, administration, corporate and compliance services, and sundry chargebacks.
Italtel group	—	6	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
W.A.Y. S.r.l.	1	1	Supply of fixed-line telephony, ICT and mobile services
Other minor companies	1	2

Total trade and miscellaneous receivables and other current assets	3	9

Trade and miscellaneous payables and other current liabilities
Italtel group	—	33	Supply transactions connected with investment and operations activities
Movenda S.p.A.	1	1	SIM-card supply and certification and functional development of IT platforms.
NordCom S.p.A.	—	1	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
W.A.Y. S.r.l.	1	2	Supply and installation of geolocation equipment and related technical support services within the TIM customer offering
Other minor companies	1	—

Total trade and miscellaneous payables and other current liabilities	3	37

Consolidated statement of cash flows line items

	2017	2016	2015	Type of contract
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis
Italtel group	132	157	158	Purchases of telecommunications equipment
Movenda S.p.A.	2	2	1	Information technology services and licenses for Mobile Connect Cardlets
Other minor companies	1	—	1

Total purchase of intangible and tangible assets on an accrual basis	135	159	160

The shareholder loan to the joint venture Alfiere S.p.A. in place at December 31, 2016 (12 million euros) was increased by 5 million euros in 2017 and subsequently used to cover losses for 6 million euros. The remaining amount, of 11 million euros, was fully written down.

At December 31, 2017, TIM S.p.A. had issued guarantees in favor of Alfiere S.p.A. for 1 million euros.

TRANSACTIONS WITH OTHER RELATED PARTIES (Both through directors, statutory auditors and key managers—or executive officers under US rules—and as participants in shareholders’ agreements pursuant to Article 122 of the Consolidated Law on Finance. According to Italian Rules, statutory auditors are considered related parties).

Details are provided below of the transactions with:

•	Companies (and related groups) formerly shareholders of Telco S.p.A. (in short “Former Telco Companies”) namely: the Generali group, the Intesa Sanpaolo group and the Telefonica group.—Up to May 4, 2017;

•	Related companies through Directors whose term of office ended on May 4, 2017;

•	Vivendi Group and the companies of the group it belongs to (as a result of the resolutions of the Board of Directors of Tim S.p.A. of May 3 and June 1, 2017);

•	Related companies through Directors appointed on May 4, 2017.

The Mediobanca group, already a related party as it is a shareholder of Telco, is currently considered to be a related party through the Vivendi group.

The most significant amounts are summarized as follows:

Separate consolidated income statement line items

	2017	2016	2015	Type of contract
	(millions of euros)
Revenues
Generali group	12	47	109	Supply of telephone and data transmission services, peripheral data networks, connections, storage and telecommunications products and services
Intesa Sanpaolo group	31	64	68	Telephone services, MPLS data and international network, ICT services and Microsoft licenses, Internet connectivity and high-speed connections
Mediobanca group	4	7	6	Telephone services, sale of equipment, outsourced data network services, Internet accesses and software licenses.
RCS Media Group	—	2	1	Fixed-line telephony service
Telefonica group	67	235	421	Interconnection services, roaming, broadband access fees, supply of “IRU” transmission capacity and software
Other minor companies	1	—	—

Total revenues	115	355	605

Total other income	4	1	1	Generali group damage compensation

Acquisition of goods and services
CartaSi group	—	—	5	Commissions on collections and top-up services for prepaid mobile users.
Havas group	91	—	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Generali group	7	21	25	Insurance premiums and property leases
Intesa Sanpaolo group	5	11	11	Factoring fees, fees for smart card top-ups/activation and commissions for payment of telephone bills by direct debit and collections via credit cards
Mediobanca group	1	1	1	Credit recovery activities
RCS Media Group	—	1	—	Provision of content and digital publishing services and fees for telephone top-up services
Telefonica group	57	188	279	Interconnection and roaming services, site sharing, co-billing agreements, broadband line sharing and unbundling
Vivendi group	9	8	1	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Other minor companies		1	1

Total acquisition of goods and services	170	231	323

Employee benefits expenses	1	2	15	Generali group insurance related to the work of personnel

Other operating expenses	—	1	1	Expenses for penalties and contractual breaches towards the Intesa Sanpaolo group

Other income (expenses) from investments	—	—	(4)	Loss related to the sale of Teleleasing S.p.A. to the Mediobanca group

Finance income
Intesa Sanpaolo group	27	83	96	Bank accounts, deposits and hedging derivatives
Mediobanca group	15	18	18	Bank accounts, deposits and hedging derivatives
Telefonica group	3	7	9	Finance leases

Total finance income	45	108	123

Finance expenses
Intesa Sanpaolo group	23	87	68	Term Loan Facility, Revolving Credit Facility, hedging derivatives, loans and bank accounts.
Mediobanca group	15	26	24	Term Loan Facility, Revolving Credit Facility and hedging derivatives
Telefonica group	—	1	—	Loss on sale of securities held in portfolio

Total finance expenses	38	114	92

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Non-current financial assets
Mediobancagroup	—	80	Hedging derivatives
FormerTelco Companies	—	440	Hedging derivatives, Finance lease

Total Non-current financial assets	—	520

Securities other than investments (current assets)
Mediobancagroup	15	81	Bonds
FormerTelco Companies	—	24	Bonds
Vivendigroup	—	5	Bonds

Total securities other than investments (current assets)	15	110

Financial receivables and other current financial assets
MediobancaGroup	38	1	Hedging derivatives
FormerTelco Companies	—	21	Hedging derivatives, Finance lease

Total financial receivables and other current financial assets	38	22	Hedging derivatives, loans, financing and finance lease

Cash and cash equivalents	—	621	Bank accounts and deposits.

Non-current financial liabilities
MediobancaGroup	100	364	Hedging derivatives, loans, financing and finance lease
FormerTelco Companies	—	548	Hedging derivatives and loans

Total Non-current financial liabilities	100	912

Current financial liabilities
MediobancaGroup	163	91	Hedging derivatives and loans
FormerTelco Companies	—	42	Current accounts, hedging derivatives and payables to other lenders

Total Current financial liabilities	163	133

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
Trade and miscellaneous receivables and other current assets
Other Directors	3	—	Phone services and prepaid card recharges
Havas group	29	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns.
Mediobanca Group	—	1	Telephone and MPLS data network services and sale of data devices and equipment for fixed and mobile networks.
Former Telco Companies	—	126	Supply of telephone and data transmission services, peripheral data networks, connections, storage, and telecommunications products and services Factoring services, supply of telephone, MPLS and international data network services, ICT services, Microsoft licenses, Internet connectivity and high-speed connections
Other minor companies	1	—

Total trade and miscellaneous receivables and other current assets	33	127

Miscellaneous payables and other non-current liabilities	—	2

Trade and miscellaneous payables and other current liabilities
Havas group	30	—	Purchase of media space on behalf of the TIM Group and, to a lesser extent, study and implementation of advertising campaigns
Mediobanca group	1	13	Credit recovery activities.
Former Telco Companies	—	183	Factoring fees, payable resulting from the collection of receivables sold, fees for smart card top-ups/activationand commissions for payment of telephone bills by direct debit and collections via credit cards
Vivendi group	2	4	Purchase of musical and television digital content (TIM MUSIC and TIM VISION)

Total trade and miscellaneous payables and other current liabilities	33	200

Consolidated statement of cash flows line items

	2017	2016	2015	Type of contract
	(millions of euros)
Purchase of intangible and tangible assets on an accrual basis	—	—	22	Acquisition of transmission capacity with the Telefónica group

TRANSACTIONS WITH PENSION FUNDS

Separate consolidated income statements line items

	2017	2016	2015	Type of contract
	(millions of euros)
Employee benefits expenses				Contributions to pension funds
Fontedir	10	11	11
Telemaco	67	69	70
Other pension funds	(3)	3	5

Total employee benefits expenses	74	83	86

Consolidated statement of financial position line items

	As of December 31, 2017	As of December 31, 2016	Type of contract
	(millions of euros)
Trade and miscellaneous payables and other current liabilities			Payables for contributions to pension funds
Fontedir	3	4
Telemaco	21	21
Other pension funds	—	1

Total trade and miscellaneous payables and other current liabilities	24	26

* * *

REMUNERATION TO KEY MANAGERS

In 2017, the total remuneration recorded on an accrual basis by TIM or by companies controlled by the Group in respect of key managers amounted to 37.0 million euros (36.1 million euros in 2016). The figure breaks down as follows:

	2017		2016		2015
	(millions of euros)
Short-term remuneration	10.4	(1)	13.1	(4)	11.4	(5)
Long-term remuneration	0.1	(2)	1.9
Employment termination benefit incentives	25.5		12.0	(5)
Share-based payments (*)	1.0	(3)	9.1	(6)	2.5	(7)

	37.0		36.1		13.9

(*)	These refer to the fair value of the rights, accrued to December 31, under the share-based incentive plans of TIM S.p.A. and its subsidiaries (2014/2016 Stock Option Plan, Special Award, and Stock Option Plans of the South American subsidiaries).

(1)	of which 1.6 million recorded by Latin American subsidiaries.

(2)	of which 0.1 million recorded by Latin American subsidiaries.

(3)	of which 1.0 million recorded by Latin American subsidiaries.

(4)	of which 1.1 million recorded by Latin American subsidiaries.

(5)	of which 0.6 million recorded by Latin American subsidiaries.

(6)	of which 0.2 million recorded by Latin American subsidiaries.

(7)	of which 0.4 million recorded by Latin American subsidiaries.

Short-term remuneration is paid during the period it pertains to, and, at the latest, within the six months following the end of that period.

The employment termination benefit incentives for 2017 related to the amount awarded as a settlement to Flavio Cattaneo.

With respect to the Special Award, we report that long-term remuneration in 2016 did not include 3.6 million euros of provisions allocated to cover amounts that may be assigned on a discretionary basis to employees or directors of TIM or subsidiaries, because any beneficiaries that also held the role of Managers with Strategic Responsibilities had not yet been identified.

The beneficiaries of the bonus were identified in June 2017, with Key Managers assigned a total amount of 1,450,000 euros (of which 1,160,000 euros paid in the form of 1,487,178 TIM S.p.A. ordinary shares and for the part remaining from the cash amount).

Share-based payments for 2016 did not include the effects of the reversal of 3.7 million euros of accruals related to the costs for the 2014-2016 Stock Option Plan.

In 2017, the contributions paid for defined contribution plans (Assida and Fontedir) by TIM S.p.A. or by subsidiaries of the Group, on behalf of key managers, amounted to 97,000 euros (95,000 euros in 2016).

In 2017, “Key managers”, i.e. those who have the power and responsibility, directly or indirectly, for the planning, direction and control of the operations of the TIM Group, including directors, were the following:

Directors:
Arnaud Roy de Puyfontaine	(1) Executive Chairman of TIM S.p.A.
Giuseppe Recchi	(2) Executive Chairman of TIM S.p.A.
(3) Deputy Executive Chairman of TIM S.p.A.
Flavio Cattaneo	(4) Managing Director and Chief Executive Officer of TIM S.p.A.
(5) General Manager of TIM S.p.A.
Amos Genish	(3) Managing Director and Chief Executive Officer of TIM S.p.A.
(3) General Manager of TIM S.p.A.

Managers:
Stefano De Angelis	Diretor Presidente Tim Participações S.A.
Stefano Azzi	Head of Consumer & Small Enterprise
Stefano Ciurli	Head of Wholesale
Giovanni Ferigo	Head of Technology
Lorenzo Forina	Head of Business & Top Clients
Francesco Micheli	(6) Head of Human Resources & Organizational Development
Cristoforo Morandini	Head of Regulatory Affairs and Equivalence
Agostino Nuzzolo	(7) Head of Corporate Legal Affairs
(8) Head of Human Resources & Organizational Development
Piergiorgio Peluso	Head of Administration, Finance and Control
(9) Head of Business Support Office

(1)	from June 1, 2017;

(2)	to May 31, 2017;

(3)	from September 28, 2017;

(4)	to July 27, 2017;

(5)	to July 31, 2017;

(6)	until November 30, 2017, responsibility for Human Resources & Organizational Development was assigned on an interim basis to the Head of Group Special Projects, Francesco Micheli;

(7)	from January 10, 2017;

(8)	from December 1, 2017, responsibility for Human Resources & Organizational Development was assigned on an interim basis to the Head of Corporate Legal Affairs, Agostino Nuzzolo;

(9)	responsibility for the Business Support Office was assigned on an interim basis to the Chief Financial Officer of the Company, Piergiorgio Peluso, until December 18, 2017, when the function was discontinued.

DIRECTION AND COORDINATION ACTIVITY

Below is a summary of the key figures taken from the latest approved financial statements of the Company exercising Direction and Coordination.

VIVENDI S.A.

42 Avenue de Friedland—PARIS

		12/31/2016
		(millions of euros)
STATEMENT OF FINANCIAL POSITION
Other non-current assets		20,196.0
Current assets		6,878.4
Prepaid expenses		9.5

TOTAL ASSETS		27,083.9

EQUITY		18,854.8
Share capital	7,079.0
Reserves	9,804.9
Retained earnings (Accumulated losses), including profit (loss) for the year	1,970.9
Provisions		809.3
Liabilities		7,392.5
Unrealized exchange gains		27.3

TOTAL EQUITY AND LIABILITIES		27,083.9

INCOME STATEMENT
Revenues		46.0
EBIT		(110.4)
Net financial income		862.1
Profit (loss) before extraordinary items and tax		751.7
Net extraordinary income		802.1
Income tax (expense)/return		55.7
Profit (loss) for the year		1,609.5